Condensed Consolidated Statement of Comprehensive Income/(Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Profit/(loss)	$ 14,425,439	$ (8,712,700)	$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustment	1,775	404,675	(12,305)	1,228,124	1,031,760	762,399
Gain for defined benefit plan	(17,989)	11,097	(61,594)	39,247	45,373	51,365
Reclassification adjustments:
Amortization of gains on defined benefit plan	(5,250)	(4,466)	(15,859)	(13,826)	(18,290)	(1,992)
Other comprehensive income/(loss) attributable to common stock holders	(21,464)	411,306	(89,758)	1,253,545	1,058,843	811,772
Comprehensive income/(loss)	$ 14,403,975	$ (8,301,394)	$ (26,847,736)	$ (30,920,375)	$ (60,973,233)	$ (30,233,380)